Prospectus Supplement	June 28, 2021

Putnam Dynamic Asset Allocation Funds
Prospectus dated January 30, 2021

Effective June 30, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2002

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Sub-advisors

Putnam Investments Limited

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.

Effective June 30, 2021, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

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• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	funds	Employer	Positions over past five years
Robert Schoen	2002	Putnam Management	Co-Chief Investment Officer,
		1997–Present	Global Asset Allocation
			Previously, Co-Head of Global
			Asset Allocation
Brett Goldstein	2019	Putnam Management	Co-Chief Investment Officer,
		2010–Present	Global Asset Allocation
			Previously, Portfolio Manager
			and Analyst
Adrian Chan	2021	Putnam Management	Portfolio Manager
		2008–Present
James Fetch	2008	Putnam Management	Co-Head of Global Asset
		1994–Present	Allocation
Jason Vaillancourt	2008	Putnam Management	Co-Head of Global Asset
		1999–Present	Allocation

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	June 28, 2021
Putnam Dynamic Asset Allocation Funds
Statement of Additional Information dated January 30, 2021

Effective June 30, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the funds’ portfolio managers are now Robert Schoen, Brett Goldstein, Adrian Chan, James Fetch and Jason Vaillancourt. These sub-sections are also supplemented solely with regard to Mr. Chan as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio manager managed as of May 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Adrian Chan	0	$0	0	$0	4	$25,600,000

Ownership of securities

The dollar range of shares of each fund owned by Mr. Chan as of May 31, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was

Fund	Dollar range of shares owned

Growth Fund	$100,001 - $500,000

Balanced Fund	none

Conservative Fund	none

SAI Supplement	6/21